TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties
Schedule of loans and accounts receivable as well as contingent loans that correspond to related entities

Below are loans and accounts receivable as well as contingent loans that correspond to related entities:

	As of December 31,
	2017				2016				2015
	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	80,076	771	3,947	7,793	81,687	533	4,595	7,100	77,388	565	5,841	1,963
Mortgage loans	-	-	18,796	-	-	-	18,046	-	-	-	20,559	-
Consumer loans	-	-	4,310	-	-	-	3,783	-	-	-	2,274	-
Loans and accounts receivable:	80,076	771	27,053	7,793	81,687	533	26,424	7,100	77,388	565	28,674	1,963

Allowance for loan losses	(209)	(9)	(177)	(18)	(209)	(35)	(87)	(34)	(213)	(190)	(62)	(20)
Net loans	79,867	762	26,876	7,775	81,478	498	26,337	7,066	77,175	375	28,612	1,943

Guarantees	361,452	-	23,868	7,164	434,141	-	23,636	5,486	499,803	-	25,493	1,632

Contingent loans:
Personal guarantees	-	-	-	-	-	-	-	-	-	-	-	-
Letters of credit	19,251	-	-	33	27,268	-	-	-	29,275	-	-	-
Guarantees	377,578	-	-	-	437,101	-	-	-	510,309	-	-	2
Contingent loans:	396,829	-	-	33	464,369	-	-	-	539,584	-	-	2

Allowance for contingent loans	(4)	-	-	1	(5)	-	-	-	(11)	-	-	-

Net contingent loans	396,825	-	-	34	464,364	-	-	-	539,573	-	-	2

Schedule of loan activity to related parties

Loan activity to related parties during 2017, 2016 and 2015 is shown below:

	As of December 31,
	2017				2016				2015
	Companies of the Group	Associated companies	Key Personnel	Other	Companies of the Group	Associated companies	Key Personnel	Other	Companies of the Group	Associated companies	Key Personnel	Other

	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	546,058	532	26,423	7,100	616,968	565	28,675	1,966	500,449	9,614	27,087	9,516
Loans granted	78,214	318	7,777	1,050	122,729	203	8,580	6,808	276,383	7	8,991	4,113
Loans payments	(147,366)	(79)	(7,149)	(324)	(193,189)	(236)	(10,832)	(1,674)	(159,864)	(9,056)	(7,403)	(11,663)

Total	476,906	771	27,051	7,826	546,508	532	26,423	7,100	616,968	565	28,675	1,966

Schedule of assets and liabilities with related parties

Assets and liabilities with related parties

	As of December 31,
	2017				2016				2015
	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and deposits in banks	74,949	-	-	-	187,701	-	-	-	23,578	-	-	-
Trading investments	-	-	-	-	-	-	-	-	-	-	-	-
Obligations under repurchase agreements Loans	-	-	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	545,028	86,011	-	-	742,851	33,433	-	-	771,774	24,773	-	-
Available for sale investments	-	-	-	-	-	-	-	-	-	-	-	-
Other assets	8,480	118,136	-	-	4,711	67,454	-	-	3,218	19,101	-	-

Liabilities
Deposits and other demand liabilities	24,776	25,805	2,470	221	6,988	7,141	2,883	630	9,987	8,535	2,454	1,373
Obligations under repurchase agreements Loans	50,945	-	-	-	56,167	-	-	-	12,006	-	-	-
Time deposits and other time liabilities	785,988	27,968	3,703	3,504	1,545,835	6,219	2,525	2,205	1,360,572	234	2,728	898
Financial derivative contracts	418,647	142,750	-	7,190	954,575	54,691	-	-	1,323,996	23,326	-	-
Interbank borrowing	-	-	-	-	6,165	-	-	-	-	-	-	-
Issued debt instruments	482,626	-	-	-	484,548	-	-	-	398,565	-	-	-
Other financial liabilities	4,919	-	-	-	8,970	-	-	-	2,409	-	-	-
Other liabilities	164,303	58,168	-	-	446	44,329	-	-	376	19,541	-	-

Schedule of income (expense) recorded due to transactions with related parties
Income (expense) recorded due to transactions with related parties

	For the years ended December 31,
	2017				2016				2015
	Companies of the Group	Associated Companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated Companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Income (expense) recorded
Interest income and inflation-indexation adjustments	(43,892)	-	1,051	-	(39,279)	40	1,164	115	(10,986)	-	1,664	116
Fee and commission income and expenses	72,273	15,404	224	1	56,952	22,322	204	20	35,955	77	208	39
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	363,108	(48,453)	(3)	19	(343,963)	(48,373)	(88)	2	(321,985)	(16,845)	15	6
Other operating income and expenses	21,670	(1,454)	-	-	931	(2,239)	-	-	955	(1,027)	-	-
Key personnel compensation and expenses	-	-	(43,037)	-	-	-	(37,328)	-	-	-	(39,323)	-
Administrative and other expenses	(48,246)	(47,220)	-	-	(35,554)	(43,115)	-	-	(30,591)	(41,691)	-	-

Total	364,913	(81,723)	(41,765)	20	(360,913)	(71,365)	(36,048)	137	(326,652)	(59,486)	(37,436)	161

(*) Primarily relates to derivative contracts used to financially cover exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.

Schedule of payments to Board members and key management personnel

The compensation received by key management personnel, including Board members and all the executives holding manager positions shown in the “Personnel salaries and expenses” and/or “Administrative expenses” items of the Consolidated Statement of Income, corresponds to the following categories:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Personnel compensation	16,863	17,493	18,605
Board members’ salaries and expenses	1,199	1,269	1,374
Bonuses or gratifications	16,057	14,404	12,861
Compensation in stock	1,923	331	66
Training expenses	68	161	122
Seniority compensation	3,842	2,619	4,154
Health funds	273	285	314
Other personnel expenses	773	916	1,396
Pension plans (*)	2,039	(150)	431
Total	43,037	37,328	39,323

(*)Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.

Schedule of composition of key personnel

As of December 31, 2017, 2016 and 2015, the composition of the Bank’s key personnel is as follows:

Position	No. of executives
	As of December 31,
	2017	2016	2015

Director	11	13	12
Division manager	13	17	16
Department manager	63	76	79
Manager	46	61	53

Total key personnel	133	167	160